Provisions Current and Non-current Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions [abstract]
Current	$ 8,245	$ 8,499
Non-Current	61,248	51,444
Provisions	$ 69,493	$ 59,943	$ 54,871